Loss Allowance for Expected Credit Losses On Credit Exposures Not Measured at Fair Value Through Profit or Loss - Summary Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets (Detail) - ARS ($)
$ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 53,527,298	$ 64,515,449
Percentage of impairment allowances exposures of other financial assets gross carry forward	100.00%	100.00%
Stage 1
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 53,527,298	$ 64,515,449
Percentage of impairment allowances exposures of other financial assets gross carry forward	100.00%	100.00%
Other Financial Assets [Member]
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 53,527,298	$ 64,515,449
Percentage of impairment allowances exposures of other financial assets gross carry forward	100.00%	100.00%
Other Financial Assets [Member] | Stage 1
Disclosure Of Detailed Information Of Exposures And Gross Carrying Impairment Allowance Of Other Financial Assets [Line Items]
Impairment losses exposures and gross carrying amount of other financial assets	$ 53,527,298	$ 64,515,449